Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	$ 73,653	$ 39,260	$ 92,095
Restructuring and other items, net	(5,636)	(9,817)
Income from operations	68,017	29,443	92,095
Ireland
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	11,733	(33,139)	36,636
Restructuring and other items, net	(2,074)	(1,564)
Income from operations	9,659	(34,703)	36,636
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	29,786	35,175	24,212
Restructuring and other items, net	(546)	(3,000)
Income from operations	29,240	32,175	24,212
U.S.
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	23,687	30,127	25,017
Restructuring and other items, net	(2,651)	(5,253)
Income from operations	21,036	24,874	25,017
Other
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	8,447	7,097	6,230
Restructuring and other items, net	(365)
Income from operations	$ 8,082	$ 7,097	$ 6,230